DEFICIENCY IN STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
DEFICIENCY IN STOCKHOLDERS EQUITY

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY

At December 31, 2021 and 2020, the Company has 1,100,000,000 shares of par value $0.0001 common stock authorized and 570,651,636 and 333,000,327 issued and outstanding, respectively. At December 31, 2021 and 2020, the Company has 200,000,000 shares of $0.0001 par value preferred stock authorized.

The Company accounts for the Series A and Series C preferred stock in accordance with FASB Accounting Standards Codification (ASC) 480, as mezzanine equity due to Series A having a redemption provision and Series C being convertible into a variable number of common shares.

	Series A		Series B		Series C		Total
	No. Shares	Par	No. Shares	Par	No. Shares	Par	No. Shares	Par
January 1, 2020	34,109,750	$3,411	293,000	$29	-	$-	34,402,750	$3,440
Issuance of shares for services	100,000,000	10,000	-	-	30,000,000	3,000	130,000,000	13,000
December 31, 2020	134,109,750	13,411	293,000	29	30,000,000	3,000	164,402,750	16,440
Conversion to common shares	(134,109,750)	(13,411)	(212,000)	(21)	-	-	(134,321,750)	(13,432)
December 31, 2021	-	$-	81,000	$8	30,000,000	$3,000	30,081,000	$3,008

The preferred shares have the following respective rights and privileges:

Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date; is convertible into common stock aggregating 35% of the total issued and outstanding common shares at conversion date post conversion; are redeemable at the Company’s option for the greater of 45% of the total market value of the common shares or the calculation of the book value of the Company made by an independent audit firm or $5,000,000.

Series B Preferred are convertible in common shares of common stock at a conversion price of $0.0075 per share; are redeemable at the Company’s option at a price of 125% of the purchase price paid for the shares; carry one vote for each common share that the Series B is convertible into at the record date; are senior to all other securities in the event of a liquidation.

Series C Preferred are convertible into common stock aggregating 30% of the total issued and outstanding common shares at conversion date post conversion; carry ten votes for each common share that the Series C is convertible into at the record date.

Curative Biotechnology, Inc

Notes to Financial Statements

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY, continued

During the fourth quarter 2021, the Company issued 13,159,331 shares of common stock and 25,915,437 warrants for the purchase of common stock in exchange for $523,000 in cash and $25,000 in deposit in transit. During the fourth quarter 2021, the Company issued 200,000 shares of common stock, valued at $21,960 for services. During the fourth quarter 2021, the Company issued 12,500,000 shares of common stock, valued at $1,425,000 for the license to MABT’s COVID-19 vaccine.

During the third quarter 2021, the Company issued 4,361,111 shares of common stock and 4,236,111 warrants for the purchase of common stock in exchange for $425,000 in cash. During the third quarter 2021, the Company issued 250,000 shares of common stock, valued at $22,500, to an individual for services to be rendered as a member of the Company’s Advisory Board. These shares vest 60,000 immediately, 60,000 in December 2021, 60,000 in April 2022 and 70,000 in August 2022. During the third quarter 2021, the Company issued 300,000 shares of common stock, valued at $36,720, to an individual for services rendered as a member of the Company’s Board of Directors. During the third quarter 2021, the Company issued 250,000 shares of common stock, valued at $28,475, to an individual for services to be rendered as a member of the Company’s Advisory Board. These shares vested immediately. During the third quarter the Company issued 2,000,000 shares of common stock, valued at $180,000, to settle the lawsuit brought to enforce the convertible note. During the third quarter 2021, 9,000 shares of the Series B preferred stock was converted into 1,200,000 shares of common stock.

During the second quarter 2021, the Company issued 10,000,000 shares of common stock and 5,000,000 warrants for the purchase of common stock in exchange for $600,000 in cash. The warrants mature in May 2026, and carry an exercise price of $0.11 per share. During the second quarter 2021, the Company issued 1,000,000 shares of common stock to settle the liability to issue shares.

During the second quarter 2021, the Company issued 250,000 shares of common stock to an individual for services to be rendered as a member of the Company’s Advisory Board. These shares vest 60,000 immediately, 60,000 in August 2021, 60,000 in December 2021 and 70,000 in April 2022. During the second quarter 2021, the Company issued 840,000 shares of common stock to an employee for services to be rendered. These shares vest 210,000 immediately, 210,000 in September 2021, 210,000 in December 2021 and 210,000 in March 2022. 840,000 of these shares to the two (2) individuals were issued and recorded as a prepaid expense to be amortized as they vest.

During the first quarter 2021, the Company issued 125,000 shares of common stock in exchange for services valued at $5,575, or $0.0446 per share. During the first quarter 2021, the Company issued 375,000 shares of common stock to settle a payable in the amount of $11,250. During the first quarter 2021, all of the Series A preferred stock was converted into 135,836,702 shares of common stock. During the first quarter 2021, 203,000 shares of the Series B preferred stock was converted into 27,066,666 shares of common stock. During the first quarter of 2021, 13 of the 15 note holders converted their note receivable into shares of common stock at the rate of $0.06 per share, for a total of 10,937,499 shares of common stock for a total of $656,250 convertible debt. During the first quarter 2021, the Company issued 10,500,000 shares of common stock upon receipt of $525,000 in cash for the exercise of 10,500,000 warrants. During the first quarter 2021, the Company issued 6,500,000 shares of common stock for the exercise of 6,500,000 warrants in exchange for services valued at $325,000.

During the 4th quarter 2020, the Company issued 1,700,000 shares of common stock in exchange for services valued at $36,800, or $0.0216 per share. During the 4th quarter 2020, the Company issued 8,500,000 shares of common stock to acquire intangible assets valued at $106,000, or $0.0125 per share.

During the 4th quarter 2020, the Company issued 100,000,000 shares of Series A preferred stock in exchange for services valued at $1,560,840, or $0.0156 per share. During the 4th quarter 2020, the Company issued 30,000,000 shares of Series C preferred stock in exchange for services valued at $4,562,062, or $0.152 per share. 50% of the Series C shares vested upon issuance and the other 50% vest in May 2021. The Company recorded 50% of the compensation expense upon issuance and 50% as a prepaid expense which will be amortized over the remaining of the six month service period.

During the 2nd quarter 2020, the Company issued 1,250,000 shares of common stock in exchange for services valued at $23,300, or $0.01864 per share.

Curative Biotechnology, Inc

Notes to Financial Statements

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY, continued

During the 1st quarter 2020, the Company issued 1,500,000 shares of common stock in exchange for services valued at $15,000, or $0.01 per share.

A deemed dividend for the Series C preferred stock is calculated and recorded as shares of common stock are issued. This is calculated as the increase in common shares that the Series C would receive upon conversion, as a result of the change in the number of common shares issued and outstanding during the period multiplied by the closing price of the common stock at the end of the period. The deemed dividend was 13,477,055 and $4,440 for the year ended December 31, 2021 and 202, respectively.